Earnings / (loss) per share - Summary of Basic Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income/ (loss) for the year	$ 200	$ (158)	$ (485)
Net loss attributable to non-controlling interests	(68)	(53)	(51)
Net income/ (loss)for the period attributable to ordinary shareholders	$ 268	$ (105)	$ (434)
Denominator
Basic weighted-average ordinary shares outstanding (in shares)	4,092,151	3,995,237	3,894,724
Basic earnings/ (loss) per share attributable to ordinary shareholders (in USD per share)	$ 0.07	$ (0.03)	$ (0.11)